Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases

6. Leases

Operating right of use (“ROU”) assets and operating lease liabilities are recognized at the lease commencement date. Operating lease liabilities represent the present value of lease payments not yet paid. Operating right of use assets represent our right to use an underlying asset and is based upon the operating lease liabilities adjusted for prepayments or accrued lease payments, initial direct costs, lease incentives, and impairment of operating lease assets. To determine the present value of lease payments not yet paid, the Company estimates incremental secured borrowing rates corresponding to the maturities of the leases.

The Company’s office lease contains rent escalations over the lease term. The Company recognizes expense for this office lease on a straight-line basis over the lease term. Additionally, tenant incentives used to fund leasehold improvements are recognized when earned and reduce the Company’s right-of-use asset related to the lease. These are amortized through the right-of-use asset as reductions of expense over the lease term.

The Company leases its office and warehouse facilities, and the land which are located at 3101 S US-1, Fort Pierce, Florida (the “Property”) from Visconti Holdings, LLC. Visconti Holdings, LLC is a single member LLC that holds the ownership of the property, and its sole member is Joseph C. Visconti, the CEO of the Company and the CEO and majority shareholder of the Company’s parent company. The Company entered into the lease on January 1, 2020, and as amended January 1, 2021, the lease has a term of five years. The current base rent payment is $36,465 per month including property taxes and the lease required a $25,000 security deposit. The base rent increases five percent (5%) on the anniversary of each annual term.

The Company leased a warehouse facility which is located at 150 Commerce Street, Old Fort, North Carolina (the “Property”) from NC Limited Liability Company. The Company entered into the lease on October 7, 2022, the lease has a term of two years. The current base rent payment was $7,517 per month including property taxes, insurance, and common area maintenance. The lease required a $7,517 security deposit. The lease ended on October 15, 2024.

At December 31, 2024 and 2023, supplemental balance sheet information related to leases were as follows:

	December 31,	December 31,
	2024	2023
Operating lease ROU asset	$390,686	$854,990

	December 31,	December 31,
	2024	2023
Operating lease liabilities:
Current portion	$436,730	$482,897
Non-current portion	—	436,730
Total	$436,730	$919,627

At December 31, 2024, future minimum lease payments under the non-cancelable operating leases are as follows:

Year Ending December 31,

2025	$437,580
Total lease payment
Less imputed interest	(850)
Total	$436,730

The following summarizes other supplemental information about the Company’s operating lease:

December 31,
2024
Weighted average discount rate	0.36%
Weighted average remaining lease term (years)	1.92

Twin Vee Powercarsco [Member]
Leases

4. Leases

Operating right of use (“ROU”) assets and operating lease liabilities are recognized at the lease commencement date. Operating lease liabilities represent the present value of lease payments not yet paid. Operating right of use assets represent the Company’s right to use an underlying asset and is based upon the operating lease liabilities adjusted for prepayments or accrued lease payments, initial direct costs, lease incentives, and impairment of operating lease assets. To determine the present value of lease payments not yet paid, the Company estimates incremental secured borrowing rates corresponding to the maturities of the leases.

The Company’s office lease contains rent escalations over the lease term. The Company recognizes expense for this office lease on a straight-line basis over the lease term. Additionally, tenant incentives used to fund leasehold improvements are recognized when earned and reduce the Company’s right-of-use asset related to the lease. These are amortized through the right-of-use asset as reductions of expense over the lease term.

The Company leases its office and warehouse facilities, and the land which are located at 3101 S US-1, Fort Pierce, Florida (the “Property”) from Visconti Holdings, LLC. Visconti Holdings, LLC is a single member LLC that holds the ownership of the property, and its sole member is Joseph C. Visconti, the CEO of the Company. The Company entered into the lease on January 1, 2020, and as amended January 1, 2021, the lease has a term of five years. The current base rent payment is $36,465 per month including property taxes and the lease required a $25,000 security deposit.

At September 30, 2025 and December 31, 2024, supplemental balance sheet information related to the lease was as follows:

	September 30,	December 31,
	2025	2024
Operating lease ROU asset	$97,819	$390,686

	September 30,	December 31,
	2025	2024
Operating lease liabilities:
Current portion	$109,328	$436,730
Non-current portion	—	—
Total	$109,328	$436,730

	Three Months Ended September 30, 2025	Three Months Ended September 30, 2024

Operating lease cost	$97,721	$120,071

	Nine Months Ended September 30, 2025	Nine Months Ended September 30, 2024

Operating lease cost	$292,867	$359,246

At September 30, 2025, future minimum lease payments under the non-cancelable operating lease are as follows:

Year Ending December 31,
2025 (excluding the nine months ended September 30, 2025)	$109,396

Total lease payments	109,396
Less imputed interest	(68)
Total	$109,328

September 30,
2025
Weighted average discount rate	0.36%
Weighted average remaining lease term (years)	0.25